Consolidated Statement of Financial Position - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Intangible assets	€ 23,514	€ 22,059
Right-of-use assets	3,572	3,366
Property, plant, and equipment	6,161	5,390
Other investments (non-current)	245	3,373
Trade and other receivables (non-current)	4	4
Deferred tax assets
Non-current assets	33,496	34,192
Inventories	61,682	53,137
Contract assets		6
Trade and other receivables (current)	26,860	17,666
Cash and cash equivalents	13,964	34,441
Current assets	102,506	105,250
Total assets	136,002	139,442
Share capital	4	4
Capital reserves	217,292	216,815
Other equity	95	45
Retained earnings	(136,117)	(117,211)
Profit (loss)	(28,793)	(18,906)
Equity attributable to owners of the Company	52,481	80,747
Non-controlling interests
Total equity	52,481	80,747
Lease liabilities (non-current)	2,849	2,635
Warrant liabilities (non-current)	14,138	2,439
Trade and other payables (non-current)	171	150
Contract liabilities (non-current)	101	138
Other provisions (non-current)	7,754	6,719
Deferred tax liabilities	2,227	4,241
Non-current liabilities	27,240	16,322
Lease liabilities (current)	856	842
Loans and borrowings (current)	10,872
Tax liabilities	190	190
Trade and other payables (current)	19,752	15,702
Contract liabilities (current)	22,686	23,583
Other provisions (current)	1,925	2,056
Current liabilities	56,281	42,373
Total liabilities	83,521	58,695
Total equity and liabilities	€ 136,002	€ 139,442